Business Acquisitions - Heartland Generation (Details) $ in Millions	1 Months Ended	12 Months Ended
	Dec. 31, 2024 CAD ($)	Dec. 31, 2024 CAD ($)	Dec. 04, 2024 CAD ($) MW
Heartland Generation
Disclosure of detailed information about business combination [line items]
Total purchase consideration transferred			$ 574
Working capital adjustments			2
Cash and cash equivalents			276
Cash consideration			493
Contingent consideration payable			81
Goodwill arising on acquisition (Note 22)			$ 51
Transaction costs		$ 24
Revenue of acquiree since acquisition date	$ 34
Net loss of acquiree since acquisition date	$ (11)
Revenue of combined entity as if combination occurred at beginning of period		598
Profit (loss) of combined entity as if combination occurred at beginning of period		$ 66
Heartland Generation | Cogeneration
Disclosure of detailed information about business combination [line items]
Capacity of facility (in megawatts) | MW			507
Heartland Generation | Contracted And Merchant Peaking Generation
Disclosure of detailed information about business combination [line items]
Capacity of facility (in megawatts) | MW			387
Heartland Generation | Natural Gas-Fired Thermal Generation
Disclosure of detailed information about business combination [line items]
Capacity of facility (in megawatts) | MW			950
Heartland Generation | Battle River Carbon Hub
Disclosure of detailed information about business combination [line items]
Capacity of facility (in megawatts) | MW			400
Heartland Generation | Poplar Hill and Rainbow Lake Assets
Disclosure of detailed information about business combination [line items]
Capacity of facility (in megawatts) | MW			97
Heartland Generation, Post Adjustments
Disclosure of detailed information about business combination [line items]
Total purchase consideration transferred			$ 542
Consideration reduction, amount			$ (95)